UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-06600

                 Scudder Flag Investors Value Builder Fund, Inc.
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  03/31
                          -----

Date of reporting period:  06/30/05
                          ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Flag Investors Value Builder Fund
Investment Portfolio as of June 30, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------

                                                                                      Shares                 Value ($)
                                                                                 -------------------------------------


Common Stocks 74.8%
Consumer Discretionary 11.6%
Auto Components 0.6%
BorgWarner, Inc.                                                                      70,000                3,756,900
                                                                                                          -----------
Household Durables 2.9%
Blyth, Inc.                                                                          391,800               10,989,990
Champion Enterprises, Inc.*                                                          651,200                6,472,928
                                                                                                          -----------
                                                                                                           17,462,918

Media 7.1%
Clear Channel Communications, Inc.                                                   379,986               11,752,967
Comcast Corp. "A"*                                                                   175,000                5,372,500
Dex Media, Inc.                                                                      141,300                3,449,133
LodgeNet Entertainment Corp.*                                                        582,826                9,669,083
Time Warner, Inc.*                                                                   808,800               13,515,048
                                                                                                          -----------
                                                                                                           43,758,731

Specialty Retail 1.0%
TJX Companies, Inc.                                                                  243,100                5,919,485
                                                                                                          -----------
Consumer Staples 2.1%
Tobacco
Altria Group, Inc.                                                                   201,500               13,028,990
                                                                                                          -----------
Energy 4.1%
Oil, Gas & Consumable Fuels
Kinder Morgan Management LLC*                                                        457,247               21,033,362
Kinder Morgan, Inc.                                                                   50,191                4,175,891
                                                                                                          -----------
                                                                                                           25,209,253

Financials 22.9%
Banks 0.7%
Fifth Third Bancorp.                                                                 103,600                4,269,356
                                                                                                          -----------
Consumer Finance 5.5%
AmeriCredit Corp.*                                                                   552,900               14,098,950
Capital One Financial Corp.                                                          120,900                9,673,209
MBNA Corp.                                                                           370,770                9,699,343
                                                                                                          -----------
                                                                                                           33,471,502

Diversified Financial Services 5.5%
Citigroup, Inc.                                                                      470,800               21,765,084
Freddie Mac                                                                          146,400                9,549,672
PHH Corp.*                                                                            84,150                2,164,338
                                                                                                          -----------
                                                                                                           33,479,094

Insurance 4.3%
Hilb, Rogal & Hobbs Co.                                                              121,700                4,186,480
MBIA, Inc.                                                                           118,450                7,025,270
Montpelier Re Holdings Ltd.                                                           35,000                1,210,300
Quanta Capital Holdings Ltd.*                                                        450,000                2,803,500
XL Capital Ltd. "A"                                                                  150,700               11,215,094
                                                                                                          -----------
                                                                                                           26,440,644

Real Estate 6.9%
American Financial Realty Trust (REIT)                                             1,871,000               28,775,980
American Home Mortgage Investment Corp. (REIT)                                       167,000                5,838,320
Capital Lease Funding, Inc. (REIT)                                                   124,000                1,345,400
Fieldstone Investment Corp. (REIT)                                                   100,000                1,440,000
Saxon Capital, Inc. (REIT)                                                           282,000                4,813,740
                                                                                                          -----------
                                                                                                           42,213,440

Health Care 13.4%
Health Care Providers & Services 11.4%
Cardinal Health, Inc.                                                                238,250               13,718,435
Coventry Health Care, Inc.*                                                           93,000                6,579,750
IMS Health, Inc.                                                                     200,300                4,961,431
Laboratory Corp. of America Holdings*                                                 40,000                1,996,000
WellPoint, Inc.*                                                                     613,600               42,731,104
                                                                                                          -----------
                                                                                                           69,986,720

Pharmaceuticals 2.0%
Johnson & Johnson                                                                    186,000               12,090,000
Pfizer, Inc.                                                                           8,000                  220,640
                                                                                                          -----------
                                                                                                           12,310,640

Industrials 14.3%
Airlines 0.4%
Southwest Airlines Co.                                                               164,000                2,284,520
                                                                                                          -----------
Commercial Services & Supplies 8.2%
Allied Waste Industries, Inc.*                                                     1,700,900               13,488,137
Cendant Corp.                                                                      1,653,000               36,977,610
                                                                                                          -----------
                                                                                                           50,465,747

Industrial Conglomerates 4.1%
Tyco International Ltd.                                                              860,400               25,123,680
                                                                                                          -----------
Machinery 1.6%
SPX Corp.                                                                            206,100                9,476,478
                                                                                                          -----------
Information Technology 5.1%
Computers & Peripherals 1.7%
Hewlett-Packard Co.                                                                  127,500                2,997,525
International Business Machines Corp.                                                 98,000                7,271,600
                                                                                                          -----------
                                                                                                           10,269,125

IT Consulting & Services 3.4%
First Data Corp.                                                                     518,416               20,809,218
                                                                                                          -----------
Materials 1.3%
Metals & Mining
CONSOL Energy, Inc.                                                                  150,000                8,037,000
                                                                                                          -----------

Total Common Stocks (Cost $265,910,603)                                                                   457,773,441
                                                                                                          -----------
                                                                                    Principal
                                                                                    Amount ($)               Value ($)
                                                                                    ----------               ---------

Corporate Bonds 20.7%
Consumer Discretionary 6.6%
Blyth, Inc.:
5.5%, 11/1/2013                                                                    1,600,000                1,631,955
7.9%, 10/1/2009                                                                    4,500,000                4,997,574
Clear Channel Communications, Inc.:
5.5%, 9/15/2014                                                                    1,000,000                  948,458
6.0%, 11/1/2006                                                                    5,200,000                5,280,771
Dex Media West LLC/Finance, 5.875%, 11/15/2011                                     1,000,000                  987,500
EchoStar DBS Corp., 6.625%, 10/1/2014                                              1,000,000                  987,500
Host Marriott LP, 7.125%, 11/1/2013                                                3,600,000                3,753,000
Knight-Ridder, Inc., 6.625%, 11/1/2007                                             3,000,000                3,145,875
LodgeNet Entertainment Corp., 9.5%, 6/15/2013                                      1,000,000                1,090,000
Marriott International, 7.875%, 9/15/2009                                          5,700,000                6,432,855
MGM MIRAGE:
5.875%, 2/27/2014                                                                  2,000,000                1,942,500
144A, 6.625%, 7/15/2015                                                            2,500,000                2,528,125
Rayovac Corp. 144A, 7.375%, 2/1/2015                                                 500,000                  483,750
Tandy Corp., 6.95%, 9/1/2007                                                       3,000,000                3,117,324
Tenneco Automotive, Inc., 8.625%, 11/15/2014                                       1,000,000                1,005,000
Time Warner, Inc., 6.875%, 5/1/2012                                                1,000,000                1,128,421
XM Satellite Radio, Inc., 8.71%**, 5/1/2009                                        1,000,000                1,008,750
                                                                                                          -----------
                                                                                                           40,469,358

Consumer Staples 0.2%
Avon Products, Inc., 6.55%, 8/1/2007                                               1,000,000                1,048,539
Chattem, Inc., 6.33%**, 3/1/2010                                                     500,000                  505,000
                                                                                                          -----------
                                                                                                            1,553,539

Energy 0.4%
Kinder Morgan Energy Partners LP, 7.125%, 3/15/2012                                2,000,000                2,265,052
                                                                                                          -----------
Financials 1.3%
General Motors Acceptance Corp., 6.875%, 8/28/2012                                 1,000,000                  915,418
Host Marriott LP, 144A, 6.375%, 3/15/2015                                            500,000                  495,000
Jefferies Group, Inc. Series B, 7.5%, 8/15/2007                                    4,000,000                4,258,228
JPMorgan & Co, Inc., 6.875%, 1/15/2007                                             2,000,000                2,077,496
                                                                                                          -----------
                                                                                                            7,746,142

Health Care 2.2%
Coventry Health Care, Inc., 5.875%, 1/15/2012                                        500,000                  508,750
HCA, Inc., 5.75%, 3/15/2014                                                        3,000,000                2,986,752
Tenet Healthcare Corp., 6.5%, 6/1/2012                                             9,350,000                8,882,500
WellPoint Health Networks, Inc., 6.375%, 6/15/2006                                 1,000,000                1,021,471
                                                                                                          -----------
                                                                                                           13,399,473

Industrials 3.9%
Allied Waste North America, Inc.:
Series B, 5.75%, 2/15/2011                                                         5,350,000                5,002,250
144A, 7.25%, 3/15/2015                                                             1,000,000                  967,500
Cendant Corp., 6.875%, 8/15/2006                                                   5,475,000                5,628,672
Lilly Industries, Inc., 7.75%, 12/1/2007                                           1,000,000                1,059,793
McDonnell Douglas Corp., 6.875%, 11/1/2006                                         2,000,000                2,062,420
Norfolk Southern Corp.:
5.257%, 9/17/2014                                                                  1,367,000                1,427,833
7.35%, 5/15/2007                                                                     261,000                  275,484
Raychem Corp., 7.2%, 10/15/2008                                                    3,815,000                4,133,877
Union Carbide Corp., 6.7%, 4/1/2009                                                3,000,000                3,127,770
                                                                                                          -----------
                                                                                                           23,685,599

Information Technology 2.4%
Electronic Data Systems Corp., Series B, 6.5%, 8/1/2013                            2,000,000                2,044,654
Millipore Corp., 7.5%, 4/1/2007                                                    9,050,000                9,473,404
Sun Microsystems, Inc.:
7.5%, 8/15/2006                                                                    2,000,000                2,064,466
7.65%, 8/15/2009                                                                   1,000,000                1,086,812
                                                                                                          -----------
                                                                                                           14,669,336

Telecommunication Services 2.2%
American Tower Corp.:
7.125%, 10/15/2012                                                                 3,000,000                3,172,500
7.5%, 5/1/2012                                                                       500,000                  533,750
9.375%, 2/1/2009                                                                     270,000                  283,163
Citizens Communications Co., 6.25%, 1/15/2013                                      1,800,000                1,741,500
Qwest Communications International, Inc.:
144A, 7.25%, 2/15/2011                                                             2,000,000                1,935,000
144A, 7.268%**, 2/15/2009                                                          1,000,000                  982,500
144A, 7.5%, 2/15/2014                                                              3,000,000                2,838,750
Verizon Communications, Inc., 6.46%, 4/15/2008                                     2,000,000                2,093,684
                                                                                                          -----------
                                                                                                           13,580,847

Utilities 1.5%
CalEnergy Co., Inc.:
7.23%, 9/15/2005                                                                   2,975,000                2,993,430
7.63%, 10/15/2007                                                                  5,000,000                5,343,825
MidAmerican Energy Holdings Co. Series D, 5.0%, 2/15/2014                          1,000,000                1,003,836
                                                                                                          -----------
                                                                                                            9,341,091


Total Corporate Bonds (Cost $121,431,821)                                                                 126,710,437
                                                                                                          -----------
Foreign Bonds - US$ Denominated 1.2%
Industrials
Tyco International Group SA:
6.375%, 2/15/2006                                                                  3,000,000                3,040,128
6.375%, 10/15/2011                                                                 1,000,000                1,098,305
6.75%, 2/15/2011                                                                   3,000,000                3,330,306
                                                                                                          -----------
Total Foreign Bonds - US$ Denominated (Cost $6,252,431)                                                     7,468,739

                                                                                      Shares                 Value ($)

Preferred Stocks 0.3%
Financials
American Home Mortgage Investment Corp. (REIT), Series B, 9.25%
(Cost $1,527,440)                                                                     61,000                1,618,330
                                                                                                          -----------
                                                                                   Principal
                                                                                   Amount ($)                Value ($)
                                                                                   ----------                ---------

US Government Backed 1.5%
US Treasury Note:
2.5%, 9/30/2006                                                                    3,000,000                2,960,157
3.0%, 12/31/2006                                                                   3,000,000                2,972,460
3.375%, 2/28/2007                                                                  3,000,000                2,986,875
                                                                                                          -----------
Total US Government Backed (Cost $8,925,469)                                                                8,919,492

Repurchase Agreements 1.0%
State Street Bank and Trust Co., 2.65%, dated 6/30/2005,
to be repurchased at $6,434,474 on 7/1/2005 (a)
(Cost $6,434,000)                                                                  6,434,000                6,434,000
                                                                                                          -----------

                                                                                        % of
                                                                                     Net Assets           Value ($)
                                                                                     ----------           ---------

Total Investment Portfolio  (Cost $410,481,764)                                         99.5              608,924,439
Other Assets and Liabilities, Net                                                        0.5                3,241,609
                                                                                                          -----------
Net Assets                                                                               100              612,166,048
                                                                                                          ===========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2005.

(a) Collateralized by $5,190,000 US Treasury Bond, 6.25%, maturing on 8/15/2023 with a value of $6,566,300.

REIT:  Real Estate Investment Trust

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Flag Investors Value Builder Fund,
                                    Inc.


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Flag Investors Value Builder Fund,
                                    Inc.

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 24, 2005